UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:           [_]; Amendment Number: ____

This Amendment (Check only one):   [_] is a restatement
                                   [_] adds new holding entries.

Institutional Manager Filing this Report:

Name:     Colden Capital Advisers LLC

Address:  230 Park Avenue, 7th Floor
          New York, New York  10169



13F File Number: 28-10474

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin McLaughlin
Title:  Chief Financial Officer
Phone:  (212) 499-2550


Signature, Place and Date of Signing:


/s/ Kevin McLaughlin                New York, N.Y.            May 15, 2006
--------------------          ------------------------      ----------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total:  $178,154
                                         (thousands)


List of Other Included Managers:

NONE               ------------------------------

                                                     FORM 13F INFORMATION TABLE


                               TITLE OF                  VALUE     SHARES/   SH/   PUT/   INVSTMT   OTHR         VOTING AUTHORITY
NAME OF ISSUER                 CLASS        CUSIP        (x1000)   PRN AMT   PRN   CALL   DSCRTN    MNGRS   SOLE     SHARED     NONE

AGERE SYS INC                  COM          00845V308     7,520    500,000   SH           SOLE      NONE    500,000
AGILENT TECHNOLOGIES INC       COM          00846U101     3,755    100,000   SH           SOLE      NONE    100,000
AMERICAN EXPRESS CO            COM          025816109     2,628     50,000   SH           SOLE      NONE    50,000
AMERICAN EXPRESS CO            COM          025816109     2,628     50,000         PUT    SOLE      NONE    50,000
AUTONATION INC                 COM          05329W102     1,078     50,000         PUT    SOLE      NONE    50,000
BEA SYS INC                    COM          073325102     3,020    230,000   SH           SOLE      NONE    230,000
BELLSOUTH CORP                 COM          079860102     6,930    200,000   SH           SOLE      NONE    200,000
BAUSCH & LOMB INC              COM          071707103     1,299     20,400         PUT    SOLE      NONE    20,400
BURLINGTON RES INC             COM          122014103     4,603     50,000   SH           SOLE      NONE    50,000
CHIRON CORP                    COM          170040109     4,581    100,000         CALL   SOLE      NONE    100,000
CHOLESTECH CORP                COM          170393102     1,062     81,540   SH           SOLE      NONE    81,540
CINERGY CORP                   COM          172474108     1,321     29,100   SH           SOLE      NONE    29,100
CISCO SYS INC                  COM          17275R102     3,251    150,000         CALL   SOLE      NONE    150,000
GTECH HLDGS CORP               COM          400518106     2,043     60,000         PUT    SOLE      NONE    60,000
HEWLETT-PACKARD CO             COM          428236103     3,455    105,000   SH           SOLE      NONE    105,000
INTEL CORP                     COM          458140100     1,946    100,000         CALL   SOLE      NONE    100,000
JONES APPAREL GROUP INC        COM          480074103     2,076     58,700         PUT    SOLE      NONE    58,700
KEYSPAN CORP                   COM          49337W100       989     24,200   SH           SOLE      NONE    24,200
KEYSPAN CORP                   COM          49337W100     3,065     75,000         CALL   SOLE      NONE    75,000
LAWSON SOFTWARE INC            COM          520780107     2,478    323,095   SH           SOLE      NONE    323,095
LENNAR CORP                    CL B         526057302     1,953     35,000   SH           SOLE      NONE    35,000
LEXAR MEDIA INC                COM          52886P104       429     50,000         CALL   SOLE      NONE    50,000
LINENS 'N THINGS INC           COM          535679104     2,800    100,000         PUT    SOLE      NONE    100,000
LUCENT TECHNOLOGIES INC        COM          549463107       305    100,000         CALL   SOLE      NONE    100,000
MELLON FINL CORP               COM          58551A108     1,367     38,400   SH           SOLE      NONE    38,400
NASDAQ 100 TR                  UNIT SER I   631100104     8,386    200,000         PUT    SOLE      NONE    200,000
NASDAQ 100 TR                  UNIT SER I   631100104    12,969    309,300         PUT    SOLE      NONE    309,300
NETSCOUT SYS INC               COM          64115T104     2,172    238,628   SH           SOLE      NONE    238,628
NEXTEL PARTNERS INC            CL A         65333F107     3,682    130,000   SH           SOLE      NONE    130,000
ORACLE CORP                    COM          68389X105     1,369    100,000         CALL   SOLE      NONE    100,000
PIXAR                          COM          725811103     4,169     65,000   SH           SOLE      NONE    65,000
REALNETWORKS INC               COM          75605L104       206     25,000   SH           SOLE      NONE    25,000
RESEARCH IN MOTION LTD         COM          760975102     1,061     12,500         PUT    SOLE      NONE    12,500
SPRINT NEXTEL CORP             COM FON      852061100     2,584    100,000   SH           SOLE      NONE    100,000
STEWART & STEVENSON SVCS INC   COM          860342104     4,560    125,000   SH           SOLE      NONE    125,000
THE DISNEY WALT CO             COM DISNEY   254687106     1,673     60,000   SH           SOLE      NONE    60,000
THE DISNEY WALT CO             COM DISNEY   254687106    13,945    500,000         CALL   SOLE      NONE    500,000
TIME WARNER INC                COM          887317105     1,595     95,000   SH           SOLE      NONE    95,000
SPORTS AUTH INC NEW            COM          84917U109     2,435     66,000         PUT    SOLE      NONE    66,000
WHIRLPOOL CORP                 COM          963320106       915     10,000   SH           SOLE      NONE    10,000
WHIRLPOOL CORP                 COM          963320106    45,744    500,100         CALL   SOLE      NONE    500,100
WILLBROS GROUP INC             COM          969199108     4,107    201,900   SH           SOLE      NONE    201,900

SK 03164 0001 668706